Related Party Transactions - Credit Agreement with GenOn and Commercial Operations Agreement (Details) - Revolving Credit Facility - Intercompany Credit Agreement - GenOn - USD ($)	Dec. 31, 2019	Dec. 31, 2017
Related Party Transaction [Line Items]
Revolving credit facility	$ 500,000,000
Letters of credit outstanding under revolver	$ 14,000,000	$ 92,000,000